Document and Entity Information	12 Months Ended
May 07, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	EQ ADVISORS TRUST
Central Index Key	0001027263
Amendment Flag	false
Document Creation Date	May 07, 2012
Document Effective Date	May 07, 2012
Prospectus Date	May 01, 2012